Condensed Financal Information of the Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (151,696)	$ (23,249)	¥ (55,518)	¥ (42,985)
Net cash generated from/(used in) financing activities	42,680	6,541	325,302	16,000
Net cash used in investing activities	(66,209)	(10,146)	(10,988)	25,326
Cash and cash equivalents at the beginning of year	321,662		61,519
Cash and cash equivalents at the end of year	137,840	21,125	321,662	61,519
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(681)	(104)	(1,394)	(738)
Net cash generated from/(used in) financing activities	(7,343)	(1,125)	300,302
Net cash used in investing activities	(67,083)	(10,282)	(219,248)	(11,777)
Net (decrease)/increase in cash and cash equivalents	(75,107)	(11,511)	79,660	(12,515)
Cash and cash equivalents at the beginning of year	85,908	13,166	6,248	18,763
Cash and cash equivalents at the end of year	¥ 10,801	$ 1,655	¥ 85,908	¥ 6,248